Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
April 13, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 61 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)
Ladies and Gentlemen:
On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 61”). The purpose of PEA No. 61 is to respond to Staff comments on the post-effective amendment filed with the Commission on February 22, 2010, as it relates to the Trust’s SPDR® Nuveen S&P High Yield Municipal Bond ETF (the “Fund”), and to make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.
I hereby certify that PEA No. 61 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact me at (202) 739-5654 with your questions or comments.
Sincerely,

/s/ W. John McGuire W. John McGuire
Enclosures